Other comprehensive income - Schedule of Amounts Reclassified from Other Comprehensive Income to Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Accumulated other comprehensive income loss [Line Items]
Foreign exchange forwards, interest expense - borrowings and deposits	$ (219,219)	$ (110,647)	$ (39,489)
Derivative financial instruments, Amounts reclassified from other comprehensive income	(11,865)	(78,372)
Financial instruments FVOCI
Disclosure of Accumulated other comprehensive income loss [Line Items]
Securities at FVOCI, Net gain (loss) on financial instruments	0	0	41
Securities at FVOCI, Provision for credit losses	(11)	0	(17)
Securities at FVOCI, Amounts reclassified from other comprehensive income	(11)	0	24
Financial Instruments CFH
Disclosure of Accumulated other comprehensive income loss [Line Items]
Foreign exchange forwards, Interest income - loans	0	(433)	(2,167)
Foreign exchange forwards, interest expense - borrowings and deposits	4,877	1,851	0
Foreign exchange forwards, Gain (loss) on financial instruments, net	(1,793)	0	24
Interest rate and cross-currency swaps, Gain (loss) on financial instruments, net	855	60	0
Derivative financial instruments, Amounts reclassified from other comprehensive income	$ 3,939	$ 1,478	$ (2,143)